Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.83867%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,215,224.30

Principal:
Principal Collections	$23,207,437.06
Prepayments in Full	$11,135,380.03
Liquidation Proceeds	$210,959.29
Recoveries	$96,103.56
Sub Total	$34,649,879.94
Collections	$37,865,104.24

Purchase Amounts:
Purchase Amounts Related to Principal	$217,127.85
Purchase Amounts Related to Interest	$1,340.72
Sub Total	$218,468.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,083,572.81

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,083,572.81
Servicing Fee	$650,950.91	$650,950.91	$0.00	$0.00	$37,432,621.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,432,621.90
Interest - Class A-2a Notes	$155,694.11	$155,694.11	$0.00	$0.00	$37,276,927.79
Interest - Class A-2b Notes	$93,388.14	$93,388.14	$0.00	$0.00	$37,183,539.65
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$35,095,897.98
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$34,796,514.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,796,514.65
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$34,577,218.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,577,218.98
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$34,426,808.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,426,808.06
Regular Principal Payment	$31,765,867.57	$31,765,867.57	$0.00	$0.00	$2,660,940.49
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,660,940.49
Residual Released to Depositor	$0.00	$2,660,940.49	$0.00	$0.00	$0.00
Total		$38,083,572.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,765,867.57
Total					$31,765,867.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,530,089.42	$52.94	$155,694.11	$0.44	$18,685,783.53	$53.38
Class A-2b Notes	$13,235,778.15	$52.94	$93,388.14	$0.37	$13,329,166.29	$53.31
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$31,765,867.57	$20.12	$3,005,813.84	$1.90	$34,771,681.41	$22.02

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$33,542,717.11	0.0958363	$15,012,627.69	0.0428932
Class A-2b Notes	$23,959,083.65	0.0958363	$10,723,305.50	0.0428932
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$686,441,800.76	0.4347485	$654,675,933.19	0.4146300

Pool Information
Weighted Average APR	5.192%	5.227%
Weighted Average Remaining Term	40.66	39.95
Number of Receivables Outstanding	30,349	29,561
Pool Balance	$781,141,092.70	$745,945,291.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$725,790,480.09	$693,496,675.50
Pool Factor	0.4543153	0.4338453

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$52,448,615.65
Targeted Overcollateralization Amount	$91,269,357.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$91,269,357.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$424,897.32
(Recoveries)		71	$96,103.56
Net Loss for Current Collection Period			$328,793.76
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5051%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5701%
Second Prior Collection Period			0.5639%
Prior Collection Period			0.6758%
Current Collection Period			0.5167%
Four Month Average (Current and Prior Three Collection Periods)			0.5816%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,765	$10,917,312.69
(Cumulative Recoveries)			$1,496,839.87
Cumulative Net Loss for All Collection Periods			$9,420,472.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5479%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,185.45
Average Net Loss for Receivables that have experienced a Realized Loss			$5,337.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.38%	281	$10,273,088.08
61-90 Days Delinquent	0.18%	39	$1,335,873.86
91-120 Days Delinquent	0.03%	5	$225,015.53
Over 120 Days Delinquent	0.08%	14	$608,082.12
Total Delinquent Receivables	1.67%	339	$12,442,059.59

Repossession Inventory:
Repossessed in the Current Collection Period		22	$863,772.53
Total Repossessed Inventory		36	$1,560,845.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2384%
Prior Collection Period			0.1977%
Current Collection Period			0.1962%
Three Month Average			0.2108%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2908%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	22

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	85	$2,934,114.61
2 Months Extended	126	$5,036,236.31
3+ Months Extended	27	$1,061,028.39

Total Receivables Extended	238	$9,031,379.31
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer